ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Mar. 31, 2024
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	8. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
	March 31, 2025	March 31, 2024
	($)	($)
Accounts payable	488,338	842,821
Accrued liabilities	292,585	285,987
Total	780,923	1,128,808